Accounting Standards and Basis of Preparation - Summary of Scenario Probabilities (Detail)	12 Months Ended
Dec. 31, 2018
Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probability of occurrences	80.00%
Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probability of occurrences	10.00%
Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probability of occurrences	10.00%